Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2020
Inventory and contract in progress [abstract]
Disclosure of inventories and contracts in progress [text block]

	As of December 31,
in 000€	2020	2019	2018
Raw materials	4,974	7,400	5,616
Work in progress	1,766	2,806	2,151
Finished goods	2,554	1,995	1,390
Contracts in progress	749	495	829
Total inventories and contracts in progress	10,043	12,696	9,986